Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 183,211	$ 117,819
Restricted cash, current (Notes 9 and 20)	7,299	7,422
Trade accounts receivable, net	38,090	58,785
Inventories (Note 4)	47,294	51,153
Due from managers	358	899
Due from related parties (Note 3)	481	590
Prepaid expenses and other receivables	17,687	17,745
Derivatives, current asset portion (Note 20)	(0)	216
Other current assets (Note 18)	12,991	11,413
Total Current Assets	307,411	266,042
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,877,119	2,965,527
Total Fixed Assets	2,877,119	2,965,527
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,321	1,162
Restricted cash, non-current (Notes 9 and 20)	5,021	1,021
Leased buildings, right-of-use assets (Note 2)	886	1,216
Other non-current assets (Note 3)	35	3,703
TOTAL ASSETS	3,191,793	3,238,671
CURRENT LIABILITIES
Current portion of long term bank loans (Note 9)	144,900	150,350
Lease financing short term (Note 7)	44,873	52,145
Accounts payable	32,853	42,779
Due to managers	7,813	5,781
Due to related parties (Note 3)	1,439	4,017
Accrued liabilities (Note 15)	20,940	46,761
Derivatives, current liability portion (Note 20)	1,939	1,724
Deferred revenue	11,675	7,374
Total Current Liabilities	266,432	310,931
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized notes issuance costs of $1,179 and $768, as of December 31, 2019 and 2020, respectively (Note 9)	49,232	48,821
Long term bank loans, net of current portion and unamortized loan issuance costs of $15,098 and $13,761, as of December 31, 2019 and 2020, respectively (Note 9)	938,699	960,589
Lease financing long term, net of unamortized lease issuance costs of $3,936 and $6,181, as of December 31, 2019 and 2020, respectively (Note 7)	382,417	369,831
Derivatives, non-current liability portion (Note 20)	2,265	(0)
Fair value of below market time charters acquired (Note 8)	1,289	2,473
Leased buildings, operating lease liabilities (Note 2)	886	1,216
Other non-current liabilities	1,046	770
TOTAL LIABILITIES	1,642,266	1,694,631
COMMITMENTS & CONTINGENCIES (Note 17)	0	0
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2019 and 2020, respectively (Note 10)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 96,073,197 shares issued and 96,066,226 shares (net of treasury shares) outstanding as of December 31, 2019; 97,146,687 shares issued and 97,139,716 shares (net of treasury shares) outstanding as of December 31, 2020 (Note 10)	971	961
Additional paid in capital	2,548,956	2,544,342
Treasury shares (6,971 and 6,971 shares at December 31, 2019 and 2020, respectively)	(93)	(93)
Accumulated other comprehensive income/(loss)	(3,993)	(0)
Accumulated deficit	(996,314)	(1,001,170)
Total Shareholders' Equity	1,549,527	1,544,040
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,191,793	$ 3,238,671